Nature of the Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Magenta Therapeutics, Inc. (the “Company”) is a biotechnology company previously focused on improving stem cell transplantation. The Company was incorporated under the laws of the State of Delaware in June 2015 as HSCTCo Therapeutics, Inc. In February 2016, the Company changed its name to Magenta Therapeutics, Inc. and in June 2018 the Company completed an initial public offering of its common stock.
In February 2023, after a review of the Company’s business, programs, resources and capabilities, including anticipated costs and timelines, the Company announced the decision to halt further development of its programs and to conduct a comprehensive review of strategic alternatives. The Company also announced a corporate restructuring that resulted in a reduction in its workforce by 84% that was substantially completed in the first quarter of 2023 (see Note 6).
As part of the strategic review process, the Company explored potential strategic alternatives that included, without limitation, an acquisition, merger, business combination or other transactions. The Company has and is continuing to explore strategic alternatives related to its product candidates and related assets, including, without limitation, licensing transactions and asset sales.
In April 2023, the Company sold certain assets, including intellectual property, related to its product candidates
MGTA-117,
MGTA-45
and
MGTA-145
(see Note 13).
On May 2, 2023, following a comprehensive review of strategic alternatives, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Dianthus Therapeutics, Inc. (“Dianthus”) pursuant to which a wholly-owned subsidiary of the Company will merge with and into Dianthus, with Dianthus surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the Merger, the Company will distribute to the Company’s pre-Merger
common stockholders contingent value rights (“CVRs”), representing the contractual right to receive payments from the post-closing combined company upon receipt of certain proceeds, if any, derived from consideration paid as a result of the disposition of the Company’s pre-Merger
legacy assets, net of any indemnity obligations, transaction costs and certain other expenses, during the period that is three years after the closing of the Merger. The Merger was unanimously approved by Company’s board of directors, and the Company’s board of directors resolved to recommend approval of the Merger Agreement to the Company’s stockholders. The closing of the Merger is subject to approval by the Company’s and Dianthus’ stockholders, as well as other customary closing conditions. If the Merger is completed, the business of Dianthus will continue as the business of the combined company (see Note 13).
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. In the event that the Company does not complete the Merger, the Company may explore strategic alternatives, including, without limitation, another strategic transaction and/or pursue a dissolution and liquidation of the Company.
In January 2023, the Company received a written notice from the staff of Nasdaq’s Listing Qualifications Department, notifying the Company that, for the 30 consecutive business day period between December 15, 2022 through January 30, 2023, the bid price for its common stock had closed below the $1.00 per share minimum bid price requirement for continued listing on Nasdaq pursuant to Nasdaq Listing Rule 5450(a)(1), (the “Minimum Bid Price Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days, or until July 31, 2023, to regain compliance with the Minimum Bid Price Requirement. If the Company fails to satisfy the continued listing requirements of Nasdaq, such as the Minimum Bid Price Requirement, Nasdaq may take steps to delist its common stock.

In addition, the Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, our ability to successfully complete clinical trials, obtain marketing approvals, manufacture a commercial-scale medicine or arrange for a third party to do so on our behalf, conduct sales and marketing activities necessary for successful commercialization of product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the continuing impact of the coronavirus
(“COVID-19”)
pandemic and the ability to secure additional capital to fund operations. The development of any product candidates may require significant research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company resumed development efforts and were successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The Company has incurred recurring losses since inception, including net losses of $29.2 million for the three months ended March 31, 2023 and $76.5 million for the year ended December 31, 2022. As of March 31, 2023, the Company had an accumulated deficit of $431.2 million. The Company expects to continue to generate operating losses for the foreseeable future. The Company expects that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the issuance date of these consolidated financial statements. The future viability of the Company beyond that point is dependent on the results of the strategic review process and its ability to raise additional capital to fund its operations.
The Company expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction. The process of continuing to evaluate these strategic options may be very costly, time-consuming and complex and the Company has incurred, and may in the future incur, significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges. Should the Company resume the development of product candidates, it will need to obtain substantial additional funding in connection with continuing operations, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts. There is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Fi
n
ancial Accounting Standards Board (“FASB”).

1. Nature of the Business and Basis of Presentation
Magenta Therapeutics, Inc. (the “Company”) is a biotechnology company focused on improving stem cell transplantation. The Company was incorporated under the laws of the State of Delaware in June 2015 as HSCTCo Therapeutics, Inc. In February 2016, the Company changed its name to Magenta Therapeutics, Inc. and in June 2018 the Company completed an initial public offering of its common stock.
On February 2, 2023, after a review of the Company’s business, programs, resources and capabilities, including anticipated costs and timelines, the Company announced the decision to halt further development of its programs and to conduct a comprehensive review of strategic alternatives. The Company also announced a corporate restructuring on February 7, 2023 that resulted in a reduction in its workforce by 84% that was substantially completed in February 2023 resulting in severance and related costs of approximately $5.4 million (see Note 13).
As part of the strategic review process, the Company is exploring potential strategic alternatives that include, without limitation, an acquisition, merger, business combination or other transactions. The Company is also exploring strategic alternatives related to its product candidates and related assets, including, without limitation, licensing transactions and asset sales. There can be no assurance that the strategic review process will result in the Company pursuing a transaction, or that any transaction, if pursued, will be completed on terms favorable to the Company and its stockholders. If the strategic review process is unsuccessful, the Company may decide to pursue a dissolution and liquidation of the Company.
In addition, the Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the continuing impact of the ongoing coronavirus
(“COVID-19”)
pandemic and the ability to secure additional capital to fund operations. Product candidates will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The Company has incurred recurring losses since inception, including net losses of $76.5 million and $71.1 million for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company had an accumulated deficit of $402.0 million. The Company expects to continue to generate operating losses for the foreseeable future. The Company expects that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the issuance date of these consolidated financial statements. The future viability of the Company beyond that point is dependent on the results of the strategic review process and its ability to raise additional capital to fund its operations.
The Company expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction. The process of continuing to evaluate these strategic options may be very costly, time-consuming and complex and the Company has incurred, and may in the future incur, significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges. Should the Company resume the development of its programs, it will need to obtain substantial additional funding in connection with continuing operations, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. If the
Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts. There is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).